INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 4 – Inventory

As of September 30, 2018 and December 31, 2017, the Company recorded the following inventory balances:

	September 30, 2018	December 31, 2017
Work in Process	$24,357	$24,357
Finished Goods	20,245	34,522
Total Inventory	$44,602	$58,879

NOTE 3	INVENTORY

The Company had inventory in the following amounts:

	December 31, 2017	December 31, 2016
Work in Process	$24,357	$27,986
Finished Goods	34,522	57,224
Total Inventory	$58,879	$85,210